Annual Operating Expenses {- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-10 - Fidelity Advisor® Large Cap Fund	Jan. 29, 2021
Fidelity Advisor Large Cap Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.26%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	0.75%
Fidelity Advisor Large Cap Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.26%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.01%
Fidelity Advisor Large Cap Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.26%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.53%
Fidelity Advisor Large Cap Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.26%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.48%
Fidelity Advisor Large Cap Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.26%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.36%